ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

The Company records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis. Accounts receivable, net of provision for doubtful accounts consist of the following:

	December 31,	December 31,
	2022	2021
Accounts receivable	$47,783,610	$62,789,964
Less: provision for doubtful accounts	(17,681,792)	(6,426,781)
Accounts receivable, net of provision for doubtful accounts	$32,101,818	$56,363,183

Provisions for doubtful accounts of accounts receivable were $19,276,587, $4,155,246, and $1,960,604 for the years ended December 31, 2022, 2021, and 2020, respectively. Movement of allowance for doubtful accounts was as follows:

	December 31,	December 31,
	2022	2021
Balance at beginning of the year	$6,426,781	$4,702,394
Charge to expenses	19,276,587	4,155,246
Writing off of accounts receivable	(7,239,204)	(2,562,857)
Foreign exchange loss	(782,372)	131,998
Balance at end of the year	$17,681,792	$6,426,781